Financial Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Cash	$ 17,519,756
Marketable securities, Net unrealized gains/losses	418,019
Marketable securities, fair value	188,894,437
Adjusted cost	294,153,190
Fair value	294,571,209
Cash and cash equivalents	105,676,772	$ 9,867,588	$ 9,653,528
Current Marketable Securities	129,607,093
Noncurrent Marketable Securities	59,287,344
Allowance for expected credit losses	0
U.S. Treasury securities
Fair Value Measurements
Marketable securities, Net unrealized gains/losses	71,673
Commercial paper
Fair Value Measurements
Marketable securities, Net unrealized gains/losses	3,683
Corporate debt securities
Fair Value Measurements
Marketable securities, Net unrealized gains/losses	9,352
Level 1
Fair Value Measurements
Money market funds	88,157,016
Marketable securities, adjusted cost	235,148,372
Marketable securities, Net unrealized gains/losses	427,914
Marketable securities, fair value	235,576,286
Cash and cash equivalents	88,157,016
Current Marketable Securities	88,131,926
Noncurrent Marketable Securities	59,287,344
Level 1 | U.S. Treasury securities
Fair Value Measurements
Marketable securities, adjusted cost	146,991,356
Marketable securities, Net unrealized gains/losses	427,914
Marketable securities, fair value	147,419,270
Current Marketable Securities	88,131,926
Noncurrent Marketable Securities	59,287,344
Level 2
Fair Value Measurements
Marketable securities, adjusted cost	41,485,062
Marketable securities, Net unrealized gains/losses	(9,895)
Marketable securities, fair value	41,475,167
Current Marketable Securities	41,475,167
Level 2 | Commercial paper
Fair Value Measurements
Marketable securities, adjusted cost	22,261,307
Marketable securities, Net unrealized gains/losses	(1,338)
Marketable securities, fair value	22,259,969
Current Marketable Securities	22,259,969
Level 2 | Corporate debt securities
Fair Value Measurements
Marketable securities, adjusted cost	19,223,755
Marketable securities, Net unrealized gains/losses	(8,557)
Marketable securities, fair value	19,215,198
Current Marketable Securities	$ 19,215,198